American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
Summary Prospectus and Prospectus Supplement

VP Balanced Fund ■ VP Capital Appreciation Fund
VP Disciplined Core Value Fund ■ VP Inflation Protection Fund
VP International Fund ■ VP Large Company Value Fund
VP Mid Cap Value Fund ■ VP Ultra® Fund ■ VP Value Fund
(the “Funds”)

Supplement dated January 3, 2024 ■ Prospectuses and Summary Prospectuses dated May 1, 2023
The Boards of Directors of American Century Variable Portfolios, Inc. (“ACVP”) and American Century Variable Portfolios II, Inc. (“ACVP II”) have approved an agreement and plan of reorganization (“Reorganization”) of each Fund into and with a substantially similar series and class of Lincoln Variable Insurance Products Trust (“LVIPT”) as shown in the table below:

ACVP or ACVP II Series and Class	LVIPT Series and Class
VP Balanced Fund	LVIP American Century Balanced Fund
Class I	Standard Class II
Class II	Service Class
VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund
Class I	Standard Class II
Class II	Service Class
Class Y	Standard Class
VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund
Class I	Standard Class II
Class II	Service Class
VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund
Class I	Standard Class II
Class II	Service Class
VP International Fund	LVIP American Century International Fund
Class I	Standard Class II
Class II	Service Class
VP Large Company Value Fund	LVIP American Century Large Company Value Fund
Class I	Standard Class II
Class II	Service Class
VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund
Class I	Standard Class II
Class II	Service Class
VP Ultra Fund	LVIP American Century Ultra Fund
Class I	Standard Class II
Class II	Service Class
VP Value Fund	LVIP American Century Value Fund
Class I	Standard Class II
Class II	Service Class

Each Reorganization is subject to the approval of shareholders of the respective Fund. A special meeting of shareholders of the Funds will be held on April 4, 2024. Shareholders as of the close of business on January 29, 2024 are entitled to vote at the meeting. Detailed information about the proposed reorganization will be provided in the proxy materials, which are expected to be mailed to shareholders in February.
If approved by shareholders, the Reorganizations will be effective on or about April 26, 2024. The value of a shareholder’s account will not change as a result of the transactions.
It is expected that the Reorganizations will qualify as tax-free reorganizations for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganizations. Shareholders will receive a distribution of substantially all net income and/or realized gains, if any, prior to the Reorganizations.
The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any of the Funds, nor is it a solicitation of any proxy. When it is available, please read the proxy statement/prospectus carefully before making any decision to invest or when considering the reorganization. The proxy statement/prospectus will be available for free on the SEC's website (www.sec.gov) and can also be obtained by calling us at 1-800-378-9878 or 816-531-5575. For additional information about the Funds, please refer to the Funds’ prospectus and statement of additional information, which are available at americancentury.com and can also be obtained by calling us at the same phone numbers.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-98335 2401